Business And Summary Of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Useful Lives Of Depreciable Assets
The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives of the depreciable assets as follows:

Category	Useful Life
Buildings	30 years
Leased assets and leasehold improvements	Amortized over the lesser of the economic life of the asset or the term of the lease
Machinery and equipment	3 – 10 years
Customer-leased instruments	5 – 7 years

Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)—The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions). Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries.

	Foreign Currency Translation Adjustments	Pension & Postretirement Plan Benefit Adjustments		Unrealized Gain (Loss) on Available-For-Sale Securities Adjustments	Total
For the Three-Month Period Ended March 31, 2017:
Balance, December 31, 2016	$(2,398.2)	$(642.2)		$18.7	$(3,021.7)
Other comprehensive income (loss) before reclassifications:
Increase	304.3	—		11.7	316.0
Income tax impact	—	—		(4.4)	(4.4)
Other comprehensive income (loss) before reclassifications, net of income taxes	304.3	—		7.3	311.6
Amounts reclassified from accumulated other comprehensive income (loss):
Increase	—	7.6	(a)	—	7.6
Income tax impact	—	(2.7)		—	(2.7)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	4.9		—	4.9
Net current period other comprehensive income (loss), net of income taxes	304.3	4.9		7.3	316.5
Balance, March 31, 2017	$(2,093.9)	$(637.3)		$26.0	$(2,705.2)
(a) This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost. Refer to Note 7 for additional details.

	Foreign Currency Translation Adjustments	Pension & Postretirement Plan Benefit Adjustments		Unrealized Gain (Loss) on Available-For-Sale Securities Adjustments		Total
For the Three-Month Period Ended April 1, 2016:
Balance, December 31, 2015	$(1,797.4)	$(647.3)		$133.5		$(2,311.2)
Other comprehensive income (loss) before reclassifications:
Increase	201.1	—		12.6		213.7
Income tax impact	—	—		(4.7)		(4.7)
Other comprehensive income (loss) before reclassifications, net of income taxes	201.1	—		7.9		209.0
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	7.8	(a)	(223.4)	(b)	(215.6)
Income tax impact	—	(2.5)		83.8		81.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	5.3		(139.6)		(134.3)
Net current period other comprehensive income (loss), net of income taxes	201.1	5.3		(131.7)		74.7
Balance, April 1, 2016	$(1,596.3)	$(642.0)		$1.8		$(2,236.5)
(a) This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost. Refer to Note 7 for additional details.
(b) Included in other income in the accompanying Consolidated Condensed Statement of Earnings. Refer to Note 10 for additional details.

Accumulated Other Comprehensive Income (Loss)—Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries. The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions):

	Foreign Currency Translation Adjustments	Pension & Postretirement Plan Benefit Adjustments		Unrealized Gain (Loss) on Available-For-Sale Securities		Total
Balance, January 1, 2014	$413.2	$(366.7)		$168.0		$214.5
Other comprehensive income (loss) before reclassifications:
(Decrease) increase	(1,235.0)	(552.0)		39.3		(1,747.7)
Income tax impact	—	175.1		(14.8)		160.3
Other comprehensive income (loss) before reclassifications, net of income taxes	(1,235.0)	(376.9)		24.5		(1,587.4)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	23.5	(a)	(122.6)	(b)	(99.1)
Income tax impact	—	(7.7)		46.0		38.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	15.8		(76.6)		(60.8)
Net current period other comprehensive income (loss), net of income taxes	(1,235.0)	(361.1)		(52.1)		(1,648.2)
Balance, December 31, 2014	(821.8)	(727.8)		115.9		(1,433.7)
Other comprehensive income (loss) before reclassifications:
(Decrease) increase	(975.6)	69.8		40.7		(865.1)
Income tax impact	—	(12.3)		(15.3)		(27.6)
Other comprehensive income (loss) before reclassifications, net of income taxes	(975.6)	57.5		25.4		(892.7)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	33.5	(a)	(12.4)	(b)	21.1
Income tax impact	—	(10.5)		4.6		(5.9)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	23.0		(7.8)		15.2
Net current period other comprehensive income (loss), net of income taxes	(975.6)	80.5		17.6		(877.5)
Balance, December 31, 2015	(1,797.4)	(647.3)		133.5		(2,311.2)
Other comprehensive income (loss) before reclassifications:
(Decrease) increase	(517.3)	(115.4)		39.6		(593.1)
Income tax impact	—	38.9		(14.8)		24.1
Other comprehensive income (loss) before reclassifications, net of income taxes	(517.3)	(76.5)		24.8		(569.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	28.0	(a)	(223.4)	(b)	(195.4)
Income tax impact	—	(9.7)		83.8		74.1
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	18.3		(139.6)		(121.3)
Net current period other comprehensive income (loss), net of income taxes	(517.3)	(58.2)		(114.8)		(690.3)
Distribution of Fortive Corporation	(83.5)	63.3	(c)	—		(20.2)
Balance, December 31, 2016	$(2,398.2)	$(642.2)		$18.7		$(3,021.7)

(a)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension and postretirement cost (refer to Notes 10 and 11 for additional details).

(b)	Included in other income in the accompanying Consolidated Statements of Earnings (refer to Note 13 for additional details).

(c)	This accumulated other comprehensive income (loss) component included an income tax impact of $21 million.